ADVANCES TO SUPPLIERS (Tables)	12 Months Ended
Sep. 30, 2025
ADVANCES TO SUPPLIERS
Schedule of advance to suppliers

	September 30,
	2024	2025
	RMB	RMB
Prepayments for purchasing seed	63,347	19,003
Prepayments for purchasing package	269	654
Prepayments for research and development fee	100	1,127
Prepayments for professional fee	—	347
Others	1,360	380

	65,076	21,511